SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 64.9%

Consumer Durables - 0.6%
Take-Two Interactive Software, Inc. *	1,765	456,005

Consumer Non-Durables - 0.3%
PepsiCo, Inc.	1,825	256,303

Consumer Services - 1.9%
McDonald’s Corp.	1,450	440,640
Visa, Inc.	2,800	955,864

		1,396,504

Electronic Technology - 20.7%
Apple, Inc.	13,475	3,431,139
Applied Materials, Inc.	1,900	389,006
Arista Networks, Inc. *	3,060	445,873
Broadcom, Inc.	11,400	3,760,974
NVIDIA Corp.	32,950	6,147,811
Palo Alto Networks, Inc. *	4,320	879,638
Vertiv Holdings Co.	1,225	184,804

		15,239,245

Energy Minerals - 0.5%
ConocoPhillips	2,400	227,016
Shell, PLC, ADR	2,400	171,672

		398,688

Finance - 4.3%
Ameriprise Financial, Inc.	1,150	564,937
Chubb, Ltd.	1,400	395,150
Goldman Sachs Group, Inc.	1,600	1,274,160
JPMorgan Chase & Co.	2,925	922,633

		3,156,880

Health Services - 1.3%
Quest Diagnostics, Inc.	1,475	281,105
UnitedHealth Group, Inc.	1,900	656,070

		937,175

Health Technology - 3.9%
Abbott Laboratories	2,450	328,153
AbbVie, Inc.	1,750	405,195
Dexcom, Inc. *	3,500	235,515
Eli Lilly & Co.	840	640,920
Intuitive Surgical, Inc. *	1,290	576,927
Stryker Corp.	325	120,143
Thermo Fisher Scientific, Inc. *	1,040	504,421

		2,811,274

Industrial Services - 1.1%
Cheniere Energy, Inc.	1,900	446,462
Williams Cos., Inc.	5,700	361,095

		807,557

Process Industries - 1.3%
Linde, PLC	1,225	581,875
Sherwin-Williams Co.	1,000	346,260

		928,135

Producer Manufacturing - 4.8%
Eaton Corp., PLC	800	299,400
General Dynamics Corp.	700	238,700
Honeywell International, Inc.	1,450	305,225

Name of Issuer	Quantity	Fair Value ($)

Motorola Solutions, Inc.	1,400	640,206
Northrop Grumman Corp.	375	228,495
Parker-Hannifin Corp.	625	473,844
Safran SA, ADR	7,350	649,079
Siemens AG, ADR	5,175	698,677

		3,533,626

Retail Trade - 5.7%
Amazon.com, Inc. *	9,700	2,129,829
Home Depot, Inc.	1,825	739,472
Netflix, Inc. *	460	551,503
TJX Cos., Inc.	5,100	737,154

		4,157,958

Technology Services - 17.4%
Accenture, PLC	2,025	499,365
Alphabet, Inc. - Class A	12,400	3,014,440
Alphabet, Inc. - Class C	4,100	998,555
Autodesk, Inc. *	1,275	405,029
Dynatrace, Inc. *	4,250	205,913
Intuit, Inc.	1,200	819,492
Meta Platforms, Inc.	2,000	1,468,760
Microsoft Corp.	7,475	3,871,676
Salesforce, Inc.	3,650	865,050
ServiceNow, Inc. *	560	515,357

		12,663,637

Transportation - 0.7%
Union Pacific Corp.	2,050	484,558

Utilities - 0.4%
NextEra Energy, Inc.	4,140	312,529

Total Common Stocks (cost: $16,082,291)		47,540,074

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 30.0%

Asset-Backed Securities - 0.0%

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	5,058	5,093

		5,093

Collateralized Mortgage Obligations - 6.9%

Chase Home Lending Mortgage Trust:
2024-9 A4, 5.50%, 9/25/55 [1,4]	120,160	120,747
2023-1 A2, 6.00%, 6/25/54 [1,4]	120,460	122,107
2025-1 A4, 6.00%, 11/25/55 [1,4]	212,944	215,918

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 [1,4]	200,000	203,840
2024-2 A8A, 6.00%, 2/25/55 [1,4]	200,000	203,975
2024-3 A8, 6.00%, 2/25/55 [1,4]	100,000	102,042
2024-4 A8, 6.00%, 3/25/55 [1,4]	200,000	204,556
2025-2 A8, 6.00%, 12/25/55 [1,4]	250,000	255,559

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	14,994	13,300
2004-T1 1A1, 6.00%, 1/25/44	10,417	10,800
1999-17 C, 6.35%, 4/25/29	1,990	2,016

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

2009-30 AG, 6.50%, 5/25/39	18,891	20,162
2004-W9 2A1, 6.50%, 2/25/44	18,422	18,925
2004-T3 1A3, 7.00%, 2/25/44	3,838	3,959

Freddie Mac:
5280 A, 3.50%, 1/25/50	122,480	116,280
4812 CZ, 4.00%, 5/15/48	131,110	124,613
4293 BA, 5.17%, 10/15/47 [1]	5,199	5,345
2122 ZE, 6.00%, 2/15/29	11,979	12,223
2126 C, 6.00%, 2/15/29	7,329	7,462
2480 Z, 6.00%, 8/15/32	11,404	11,794
2485 WG, 6.00%, 8/15/32	12,656	13,191
2357 ZJ, 6.50%, 9/15/31	11,175	11,568
4520 HM, 6.50%, 8/15/45	10,035	11,056
3704 CT, 7.00%, 12/15/36	5,557	5,934

Government National Mortgage Association:
2021-86 WB, 4.72%, 5/20/51 [1]	118,648	114,925
2021-104 HT, 5.50%, 6/20/51	154,854	159,961
2021-27 AW, 5.91%, 2/20/51 [1]	160,338	165,853
2015-80 BA, 7.00%, 6/20/45 [1]	2,994	3,179
2018-147 AM, 7.00%, 10/20/48	18,405	19,450
2005-74 HA, 7.50%, 9/16/35	59	59

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 [1,4]	242,228	217,672
2021-13 A4, 2.50%, 4/25/52 [1,4]	210,371	188,931
2021-6 A12, 5.00%, 10/25/51 [1,4]	246,462	241,576
2023-6 A2, 6.00%, 12/26/53 [1,4]	103,277	104,689
2023-10 A8, 6.00%, 5/25/54 [1,4]	150,000	152,345
2024-1 A8, 6.00%, 6/25/54 [1,4]	200,000	202,838
2024-2 A8A, 6.00%, 8/25/54 [1,4]	125,000	126,079
2024-4 A8A, 6.00%, 10/25/54 [1,4]	200,000	204,598
2024-5 A8, 6.00%, 11/25/54 [1,4]	200,000	204,067
2025-1 A8, 6.00%, 6/25/55 [1,4]	250,000	257,548

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	25,215	24,670

RCKT Mortgage Trust:
2025-CES1 A1A, 5.65%, 1/25/45 [4,14]	432,708	437,840

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	33,707	31,400
2025-1 A4, 6.00%, 1/25/55 [1,4]	208,074	211,285
2025-3 A16, 6.00%, 4/25/55 [1,4]	150,000	153,824

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	27,276	25,337

		5,065,498

Corporate Bonds - 5.4%
Aflac, Inc., 6.45%, 8/15/40	225,000	247,974
Assurant, Inc., 5.55%, 2/15/36	150,000	152,053
Bank of New York Mellon Corp., 6.47%, 10/25/34 [1]	175,000	195,051
Booz Allen Hamilton, Inc., 5.95%, 4/15/35	200,000	208,492
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	86,952
Comerica Bank (Subordinated), 5.33%, 8/25/33 [1]	250,000	249,891
Comerica, Inc., 5.98%, 1/30/30 [1]	50,000	52,045
CVS Pass-Through Trust:
4.16%, 8/11/36 [4]	152,167	143,657
6.94%, 1/10/30	66,188	69,090

Name of Issuer	Principal Amount ($)	Fair Value ($)

DTE Electric Securitization Funding II, LLC, 6.09%, 9/1/37	100,000	108,161
Duke Energy Florida, LLC, 2.86%, 3/1/33	120,000	110,357
Duke Energy Progress SC Storm Funding, LLC, 5.40%, 3/1/44	71,264	73,093
Entergy Louisiana, LLC, 5.80%, 3/15/55	125,000	127,876
Equifax, Inc., 7.00%, 7/1/37	200,000	226,083
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	188,377
Evergy Missouri West Storm Funding I, LLC, 5.10%, 12/1/38	94,104	95,813
Exelon Corp. (Subordinated), 6.50%, 3/15/55 [1]	150,000	156,852
First Citizens BancShares, Inc. (Subordinated), 6.25%, 3/12/40 [1]	200,000	202,600
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	87,179
JPMorgan Chase & Co. (Subordinated), 5.58%, 7/23/36 [1]	125,000	129,485
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	49,664
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	52,331
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	100,176
Selective Insurance Group, Inc., 5.90%, 4/15/35	200,000	207,857
South State Bank NA (Subordinated), 8.38%, 8/15/34 [1]	100,000	104,750
SouthState Bank Corp. (Subordinated), 7.00%, 6/13/35 [1]	150,000	156,112
Synovus Financial Corp., 6.17%, 11/1/30 [1]	175,000	181,605
Union Electric Co., 4.00%, 4/1/48	275,000	220,924

		3,984,500

Federal Home Loan Mortgage Corporation - 2.6%
4.00%, 1/1/53	234,127	221,270
4.00%, 11/1/54	240,653	227,025
4.00%, 3/1/55	254,762	240,334
4.50%, 11/1/54	229,244	222,572
4.50%, 2/1/55	247,130	239,938
4.50%, 4/1/55	242,472	235,416
5.00%, 1/1/55	475,972	472,464
8.50%, 5/1/31	14,978	15,469

		1,874,488

Federal National Mortgage Association - 5.2%
4.00%, 9/1/53	254,501	240,117
4.00%, 4/1/54	162,074	152,897
4.00%, 5/1/54	281,444	265,507
4.00%, 9/1/54	165,222	155,866
4.00%, 11/1/54	238,819	225,295
4.00%, 5/1/55	463,524	437,274
4.50%, 7/1/52	278,194	270,945
4.50%, 9/1/52	279,019	272,109
4.50%, 6/1/53	215,679	209,772
4.50%, 7/1/53	239,321	233,098
4.50%, 6/1/54	245,188	238,053
4.50%, 11/1/54	573,650	556,955
4.50%, 3/1/55	256,966	249,487
4.50%, 10/1/55	75,000	72,817
5.00%, 2/1/55	240,789	239,014
6.50%, 9/1/27	5,045	5,206
7.00%, 3/1/33	5,489	5,700

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

8.25%, 7/15/26	77	77

		3,830,189

Government National Mortgage Association - 1.1%
3.50%, 2/20/52	220,409	202,462
4.00%, 9/20/52	197,610	183,633
4.50%, 1/20/55	245,001	237,932
4.50%, 8/20/64	143,676	138,595
5.00%, 5/20/48	18,458	18,599
6.50%, 11/20/38	7,928	8,192
7.00%, 11/20/27	1,460	1,497
7.00%, 9/20/29	6,831	7,049
7.00%, 9/20/38	4,398	4,615
7.50%, 4/20/32	5,398	5,510

		808,084

Taxable Municipal Securities - 4.6%
City of Colorado Springs Co. Utilities System Rev., 6.62%, 11/15/40	250,000	283,983
City of New York G.O., 5.99%, 12/1/36	200,000	209,374
City of Oak Creek G.O., 2.40%, 10/1/29	295,000	281,936
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	157,747
County of Vermillion Rev., 4.90%, 8/1/32	250,000	255,000
IN Hsg. & Community Dev. Auth. Rev., 5.75%, 7/1/54	280,000	287,563
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	188,039
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	77,226
Massachusetts Edu. Auth.:
4.41%, 7/1/34	15,000	14,779
4.95%, 7/1/38	155,000	151,826
5.95%, 7/1/44	145,000	147,513
MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	132,653
NE Investment Fin. Auth. Rev., 6.00%, 9/1/31	120,000	126,841
Public Fin. Auth., 4.23%, 7/1/32	105,000	103,593
State of Connecticut G.O., 5.63%, 12/1/29	150,000	153,783
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	112,741
TX Dept. of Hsg. & Community Affairs Rev., 6.25%, 9/1/53	195,000	203,912
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	197,984
WV Hsg. Dev. Fund Rev., 5.45%, 5/1/34	250,000	257,297

		3,343,790

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 4.2%

U.S. Treasury - 4.2%

U.S. Treasury Bonds:
4.63%, 5/15/54	225,000	220,860
4.63%, 2/15/55	800,000	785,625
4.75%, 11/15/53	1,150,000	1,150,988

U.S. Treasury Notes:
3.88%, 8/15/34	325,000	320,049
4.00%, 5/31/30	200,000	202,391
4.00%, 7/31/32	250,000	251,211
4.50%, 11/15/33	100,000	103,402

		3,034,526

Total Bonds (cost $22,100,066)		21,946,168

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.6%
Angel Oak Financial Strategies Income Trust	27,282	357,667
BlackRock Core Bond Trust	27,126	269,632
BlackRock Income Trust, Inc.	2,807	31,551
BlackRock Income Trust, Inc., Rights *	2,807	166
BlackRock Taxable Municipal Bond Trust	21,971	364,719
DoubleLine Opportunistic Credit Fund	4,400	68,552
DWS Municipal Income Trust	23,200	212,744
Eaton Vance California Municipal Bond Fund	2,000	18,980
First Trust Mortgage Income Fund	8,500	104,103
John Hancock Income Securities Trust	5,000	58,375
MFS Intermediate Income Trust	83,033	222,528
Nuveen Multi-Market Income Fund	17,353	109,150
Nuveen Taxable Municipal Income Fund	11,667	189,239
Putnam Master Intermediate Income Trust	66,500	228,760
Putnam Premier Income Trust	66,592	245,724
TCW Strategic Income Fund, Inc.	25,000	123,000

Total Investment Companies (cost: $2,607,745)		2,604,890

Short-Term Securities - 1.1%

Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $819,376)	819,376	819,376

Total Investments in Securities - 99.6% (cost $41,609,478)		72,910,508

Other Assets and Liabilities, net - 0.4%		302,409

Net Assets - 100.0%		$73,212,917

SEPTEMBER 30, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Balanced Fund (Continued)

*	Non-income producing security.
1

Variable rate security. Rate disclosed is as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of September 30, 2025 was $4,621,681 and represented 6.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2025.
17

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	47,540,074	—	—	47,540,074
Asset-Backed Securities	—	5,093	—	5,093
Collateralized Mortgage Obligations	—	5,065,498	—	5,065,498
Corporate Bonds	—	3,984,500	—	3,984,500
Federal Home Loan Mortgage Corporation	—	1,874,488	—	1,874,488
Federal National Mortgage Association	—	3,830,189	—	3,830,189
Government National Mortgage Association	—	808,084	—	808,084
Taxable Municipal Securities	—	3,343,790	—	3,343,790
U.S. Treasury / Federal Agency Securities	—	3,034,526	—	3,034,526
Investment Companies	2,604,890	—	—	2,604,890
Short-Term Securities	819,376	—	—	819,376
Total:	50,964,340	21,946,168	—	72,910,508

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4